UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22437
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              Guggenheim Taxable Municipal Managed Duration Trust
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               (Exact name of registrant as specified in charter)

                             227 West Monroe Street
                             ----------------------
                               Chicago, IL 60606
              (Address of principal executive offices) (Zip code)

                                  Brian Binder
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                             227 West Monroe Street
                             ----------------------
                               Chicago, IL 60606
                               -----------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 312-827-0100
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                        Date of fiscal year end: May 31
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             Date of reporting period: July 1, 2019 - June 30, 2020
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   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22437
Reporting Period: 07/01/2019 - 06/30/2020
GUGGENHEIM TAXABLE MUNICIPAL MANAGED DURATION TRUST









============= GUGGENHEIM TAXABLE MUNICIPAL MANAGED DURATION TRUST ==============


APPROACH RESOURCES INC.

Ticker:       AREX           Security ID:  03834A103
Meeting Date: JUL 02, 2019   Meeting Type: Annual
Record Date:  MAY 09, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Matthew R. Kahn          For       For          Management
1.2   Elect Director Vean J. Gregg, III       For       For          Management
2     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation
3     Ratify Moss Adams LLP as Auditor        For       For          Management


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BNY MELLON STRATEGIC MUNICIPALS, INC.

Ticker:       LEO            Security ID:  05588W108
Meeting Date: JUN 16, 2020   Meeting Type: Annual
Record Date:  APR 13, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Gordon J. Davis          For       For          Management
1.2   Elect Director Ehud Houminer            For       For          Management


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EATON VANCE MUNICIPAL INCOME TRUST

Ticker:       EVN            Security ID:  27826U108
Meeting Date: MAR 19, 2020   Meeting Type: Annual
Record Date:  JAN 07, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director William H. Park          For       For          Management
1b    Elect Director Helen Frame Peters       For       For          Management
1c    Elect Director Keith Quinton            For       For          Management
1d    Elect Director Marcus L. Smith          For       For          Management


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NUVEEN CALIFORNIA AMT-FREE QUALITY MUNICIPAL INCOME FUND

Ticker:       NKX            Security ID:  670651108
Meeting Date: DEC 05, 2019   Meeting Type: Annual
Record Date:  SEP 23, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Judith M. Stockdale      For       For          Management
1a.2  Elect Director Carole E. Stone          For       For          Management
1a.3  Elect Director Margaret L. Wolff        For       For          Management


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NUVEEN CALIFORNIA QUALITY MUNICIPAL INCOME FUND

Ticker:       NAC            Security ID:  67066Y105
Meeting Date: DEC 05, 2019   Meeting Type: Annual
Record Date:  SEP 23, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Judith M. Stockdale      For       For          Management
1a.2  Elect Director Carole E. Stone          For       For          Management
1a.3  Elect Director Margaret L. Wolff        For       For          Management


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SANDRIDGE ENERGY, INC.

Ticker:       SD             Security ID:  80007P869
Meeting Date: JUN 05, 2020   Meeting Type: Annual
Record Date:  APR 28, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Patricia A. Agnello      For       For          Management
1b    Elect Director Jonathan Christodoro     For       For          Management
1c    Elect Director Jonathan Frates          For       For          Management
1d    Elect Director John "Jack" Lipinski     For       For          Management
1e    Elect Director Randolph C. Read         For       For          Management
2     Ratify Deloitte as Auditors             For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Taxable Municipal Managed Duration Trust
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By:      /s/ Brian Binder
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Name:    Brian Binder
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Title:   President and Chief Executive Officer
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Date:    August 19, 2020
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